SHAREHOLDERS' EQUITY - Summary of the Company's stock option activity and related information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Amount of options, outstanding at beginning of year	914,915
Amount of options, Granted	3,000
Amount of options, Exercised	(348,106)
Amount of options, Forfeited	(18,000)
Amount of options, outstanding at end of year	551,809	914,915
Amount of options, exercisable at end of year	396,422
Weighted average exercise price, outstanding at beginning of year	$ 8.19
Weighted average exercise price, Granted	30.76
Weighted average exercise price, Exercised	7.01
Weighted average exercise price, Forfeited	13.77
Weighted average exercise price, Options outstanding at end of year	8.88	$ 8.19
Weighted average exercise price, Option exercisable at end of year	$ 7.17
Weighted average remaining contractual term, Options outstanding (in years)	2 years 10 months 28 days	3 years 6 months
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 4 months 9 days
Aggregate intrinsic value, outstanding	$ 17,709
Aggregate intrinsic value, outstanding	14,268	$ 17,709
Aggregate intrinsic value, Options exercisable at end of year	$ 10,928